Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2021 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash denominated in RMB	¥ 302,246,000		¥ 177,058,000		¥ 272,702,000		$ 41,992,000	$ 24,599,000	¥ 389,213,000
Foreign currency translation exchange rate	7.1977						7.1977
Cash and cash equivalents	¥ 180,198,000		175,696,000		262,429,000		$ 25,035,000
Restricted cash	122,048,000		1,362,000				16,957,000
Unrealized holding gain (loss) in investments	3,910,000	$ 543,000	(3,794,000)		(2,855,000)
Realized gain (loss) in investments	3,207,000	446,000	1,867,000		1,749,000
Impairment of investments	0		0		35,584,000
Impairment loss for equity investments without readily determinable fair value	500,000	69,000	0		0
Impairment loss on intangible asset	0		0		2,255,000
Impairment loss of property and equipment recognized	3,674,000	510,000	0		7,871,000
Loss from goodwill impairment	0		0		42,307,000
Refund liability	454,000		408,000				63,000
Contract assets	0		0
Contract liabilities	18,023,000		7,269,000		6,492,000		2,504,000	$ 1,010,000	¥ 75,242,000
Advertising expenses	¥ 4,417,000	$ 614,000	2,708,000		15,579,000
Operating lease, option to extend	The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.	The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.
Operating lease impairment	¥ 0	$ 0	0	$ 0	0	$ 0
Income recognized from government subsidies	¥ 728,000	$ 101,000	1,412,000		¥ 2,298,000
Description of uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Restricted Cash under Government Regulations
Significant Accounting Policies [Line Items]
Restricted cash	¥ 576,000		1,362,000				81,000
Restricted Cash as Guarantee Deposits for Long-term Borrowings
Significant Accounting Policies [Line Items]
Restricted cash	¥ 121,472,000		0				$ 16,876,000
Maximum
Significant Accounting Policies [Line Items]
Operating lease, lease term	12 months						12 months
Amount Due from Related Parties and Other Non-current Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 4,755,000	$ 661,000	¥ 7,038,000
VIEs
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	99.30%	99.30%	97.60%	97.60%	100.00%	100.00%
Percentage of assets accounted of audited consolidated assets	13.60%		17.00%				13.60%	17.00%
Percentage of liabilities accounted of audited consolidated liabilities	65.00%		91.50%				65.00%	91.50%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and restricted cash denominated in RMB	¥ 102,503,000		¥ 70,628,000				$ 14,241,000